Investment Securities - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) Security	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Security	Dec. 31, 2017 USD ($)
Investments, Debt and Equity Securities [Abstract]
Available-for-sale securities in unrealized loss position, number of securities | Security	55		155
Number of securities | Security			301
Available-for-sale securities pledged as collateral, carrying value	$ 66,700,000		$ 61,500,000	$ 28,500,000
Securities pledged to secure repurchase agreements	15,700,000		16,500,000	20,000,000
Other-than-temporary impairments charged to earnings	0	$ 0
Unrealized losses	1,358,000		4,843,000	3,378,000
Proceeds from sales of investment securities	21,801,000	38,000,000	59,907,000	13,251,000
Realized investment gains (loss)	$ (3,000)	$ 3,000	$ (48,000)	$ 5,000